OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

12. OTHER INTANGIBLE ASSETS

        Intangible assets as of December 31, 2011 and 2010 comprised the following:

		December 31, 2011			December 31, 2010
	Useful lives, months	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	13 to 240	$1,668,715	$(1,042,773)	$625,942	$1,682,959	$(1,056,324)	$626,635
Acquired customer base	60 to 372	262,156	(68,741)	193,415	343,920	(111,775)	232,145
Rights to use radio frequencies	24 to 180	353,776	(138,546)	215,230	314,722	(100,496)	214,226
Accounting software	13 to 60	141,084	(98,672)	42,412	118,673	(87,623)	31,050
Numbering capacity with finite contractual life	24 to 120	75,803	(70,979)	4,824	90,408	(79,821)	10,587
Office software	13 to 120	123,452	(72,752)	50,700	84,343	(50,711)	33,632
Other	12 to 120	110,913	(44,625)	66,288	95,179	(30,199)	64,980

		2,735,899	(1,537,088)	1,198,811	2,730,204	(1,516,949)	1,213,255

Prepayments for intangible assets		84,985	—	84,985	273,239	—	273,239

Numbering capacity with indefinite contractual life		78,491	—	78,491	55,144	—	55,144

Total other intangible assets		$2,899,375	$(1,537,088)	$1,362,287	$3,058,587	$(1,516,949)	$1,541,638

        As a result of the limited availability of local telephone numbering capacity in Moscow and the Moscow region, the Group entered into agreements for the use of telephone numbering capacity with other telecommunications operators in the region. The costs of acquired numbering capacity with a finite contractual life are amortized over a period of two to ten years in accordance with the terms of the contracts to acquire such capacity. Numbering capacity with an indefinite contractual life is not amortized.

        Amortization expense for the years ended December 31, 2011, 2010 and 2009 amounted to $454.0 million, $399.8 million and $374.5 million, respectively. Based solely on the cost of amortizable intangible assets existing at December 31, 2011 and current exchange rates, the estimated future amortization expenses for the five years ending December 31, 2016 and thereafter are as follows:

Estimated amortization expense in the year ended December 31,
2012	$401,450
2013	290,930
2014	175,260
2015	101,250
2016	55,160
Thereafter	174,761

Total	$1,198,811

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible assets acquisitions, changes in useful lives, exchange rates and other relevant factors.

        Weighted-average amortization period for billing and telecommunication software acquired during the years ended December 31, 2011 and 2010 is four years.